Schedule of continuity of the goodwill acquired (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Goodwill beginning balance	$ 35,080,194	$ 37,157,779
Acquisition of Neuronomics		2,907,440
Deconsolidation of Neuronomics		(2,907,440)
Impairment	(375,928)	(2,077,585)
Goodwill ending balance	$ 35,080,194	$ 35,080,194